Stock-Based Compensation (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2011
Stock-Based Compensation (Textual) [Abstract]
Options exercised during period
Shares vested during the period	23,382
Total fair value of shares vested during the year	$ 205
Equity Incentive Plan [Member]
Stock-Based Compensation (Textual) [Abstract]
Issuance of shares to employees and directors			417,543
Total compensation cost charged against income	243	71
Equity Incentive Plan [Member] | Stock Options [Member]
Stock-Based Compensation (Textual) [Abstract]
Issuance of shares to employees and directors	298,246
Option awards, vesting periods	5 years
Option awards, contractual terms	10 years
Option awards, annual percentage, vesting	20.00%
Options exercised during period	0
Unrecognized compensation cost related to nonvested stock options granted under the Plan	343
Cost recognized over a weighted-average period, expected	3 years 8 months 12 days
Equity Incentive Plan [Member] | Restricted Stock [Member]
Stock-Based Compensation (Textual) [Abstract]
Issuance of shares to employees and directors	119,298
Option awards, vesting periods	5 years
Option awards, annual percentage, vesting	20.00%
Unrecognized compensation cost related to nonvested stock options granted under the Plan	$ 559
Cost recognized over a weighted-average period, expected	5 years
Available shares for future grants	2,388
Shares vested during the period	23,382	0